Commitments and Contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Rental expenses	¥ 36,445	¥ 15,969	¥ 12,582
Capital commitments	¥ 192